Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2055 Portfolio

March 31, 2021

VIPF2055-QTLY-0521
1.9894057.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	6,006	$282,302
VIP Equity-Income Portfolio Initial Class (a)	11,580	292,627
VIP Growth & Income Portfolio Initial Class (a)	13,827	334,347
VIP Growth Portfolio Initial Class (a)	3,077	289,225
VIP Mid Cap Portfolio Initial Class (a)	1,909	81,800
VIP Value Portfolio Initial Class (a)	11,770	214,689
VIP Value Strategies Portfolio Initial Class (a)	6,638	105,017
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,330,186)		1,600,007

International Equity Funds - 41.6%
VIP Emerging Markets Portfolio Initial Class (a)	36,503	538,422
VIP Overseas Portfolio Initial Class (a)	30,705	803,868
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,166,157)		1,342,290

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	5,932	64,486
Fidelity Long-Term Treasury Bond Index Fund (a)	5,856	80,460
VIP High Income Portfolio Initial Class (a)	12,247	64,786
VIP Investment Grade Bond Portfolio Initial Class (a)	5,865	79,067
TOTAL BOND FUNDS
(Cost $292,646)		288,799
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,788,989)		3,231,096
NET OTHER ASSETS (LIABILITIES) - 0.0%		(393)
NET ASSETS - 100%		$3,230,703

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$48,435	$19,297	$2,359	$2	$(17)	$(870)	$64,486
Fidelity Long-Term Treasury Bond Index Fund	55,713	38,598	3,910	343	(416)	(9,525)	80,460
VIP Contrafund Portfolio Initial Class	210,005	87,177	8,453	11,653	(246)	(6,181)	282,302
VIP Emerging Markets Portfolio Initial Class	400,235	164,915	20,760	18,240	(228)	(5,740)	538,422
VIP Equity-Income Portfolio Initial Class	221,608	81,840	25,215	8,317	71	14,323	292,627
VIP Government Money Market Portfolio Initial Class 0.01%	4,835	474	5,309	--	--	--	--
VIP Growth & Income Portfolio Initial Class	252,425	90,721	31,853	8,680	(49)	23,103	334,347
VIP Growth Portfolio Initial Class	214,009	107,180	9,173	29,060	(656)	(22,135)	289,225
VIP High Income Portfolio Initial Class	48,342	17,758	1,149	454	(8)	(157)	64,786
VIP Investment Grade Bond Portfolio Initial Class	59,263	34,588	11,893	954	(237)	(2,654)	79,067
VIP Mid Cap Portfolio Initial Class	61,211	19,271	5,599	262	(12)	6,929	81,800
VIP Overseas Portfolio Initial Class	600,262	229,960	17,607	20,655	(172)	(8,575)	803,868
VIP Value Portfolio Initial Class	162,102	54,284	27,280	446	135	25,448	214,689
VIP Value Strategies Portfolio Initial Class	79,305	24,813	13,330	147	21	14,208	105,017
	$2,417,750	$970,876	$183,890	$99,213	$(1,814)	$28,174	$3,231,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.